Related Party Transactions (Detail Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Andrea Clark	Dec. 31, 2013 Andrea Clark	Nov. 01, 2013 Andrea Clark	Nov. 01, 2013 Robert Rubinowitz
Related Party Transaction (Textual)
Due to officer as stated in February 2012 merger agreement			$ 75,000			$ 75,000
Promissory notes payable							40,000
Website development services		302,764
Revenues recorded from ResumeBear	211,239
Account receivable with resume bear					108,000
Consolidated financial statements allowance					16,244
Reduction of revenue					92,000
Estimated contract income loss				$ 88,000	$ 108,000